BASIS OF PRESENTATION AND CHANGE IN ACCOUNTING POLICY (Details 2) - USD ($)	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Apr. 02, 2017	Mar. 31, 2017	Mar. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Current assets	$ 1,989,664	$ 1,410,036		$ 1,402,580	$ 1,402,580
Capital assets	150,210	159,961		227,421	227,421
Intangible assets				27,338,899
Total assets	29,083,815	28,584,991		28,968,900	28,968,900
Warrant derivative liability				0
Other current liabilities	5,141,931	8,121,977		4,818,250	4,818,250
Total liabilities				4,818,250
Common stock	1,928	1,664		645	645
Additional paid in capital	60,434,845	56,195,541		45,184,320	45,184,320
Deficit	(36,537,038)	(35,776,340)		(21,076,464)	(21,076,464)
Accumulated other comprehensive income	42,149	42,149		42,149	42,149
Total shareholders' equity	23,941,884	20,463,014	$ 23,491,008	24,150,650	24,150,650	$ 5,399,851
Total liabilities and shareholders' equity	$ 29,083,815	$ 28,584,991		28,968,900	28,968,900
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Current assets					1,402,580
Capital assets					227,421
Intangible assets					27,338,899
Total assets					28,968,900
Warrant derivative liability					959,600
Other current liabilities					4,818,205
Total liabilities					5,777,805
Common stock					645
Additional paid in capital					38,736,855
Deficit					(15,588,554)
Accumulated other comprehensive income					42,149
Total shareholders' equity					23,191,095
Total liabilities and shareholders' equity					$ 28,968,900
Scenario, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Current assets				0
Capital assets				0
Intangible assets				0
Total assets				0
Warrant derivative liability				(959,600)
Other current liabilities				45
Total liabilities				(959,555)
Common stock				0
Additional paid in capital				6,447,465
Deficit				(5,487,910)
Accumulated other comprehensive income				0
Total shareholders' equity				959,555
Total liabilities and shareholders' equity				$ 0